RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Millions, $ in Billions					1 Months Ended	3 Months Ended				6 Months Ended
	Jun. 29, 2026 USD ($) MW	May 29, 2026 USD ($) MW	Jan. 09, 2026 USD ($) MW	Dec. 24, 2024 USD ($) year	Jul. 31, 2026 USD ($) MW	Jun. 30, 2026 USD ($) year agreement day MW	Mar. 31, 2026 USD ($) MW	Mar. 31, 2026 COP ($) MW	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) year agreement day MW	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) year
Disclosure of detailed information about borrowings [line items]
Number of deposit agreements | agreement						2				2
Interest expense						$ 387			$ 425	$ 760	$ 838
Non-recourse borrowings						15,672				$ 15,672		$ 15,362
132 MW U.S. Renewable Portfolio
Disclosure of detailed information about borrowings [line items]
Proceeds		$ 40					$ 57
Portion of ownership interest		67.00%
132 MW U.S. Renewable Portfolio | Other disposals of assets
Disclosure of detailed information about borrowings [line items]
Proceeds					$ 20
403 MW U.S. Hydroelectric Portfolio
Disclosure of detailed information about borrowings [line items]
Proceeds	$ 127		$ 111			$ 249
Brookfield Renewable And Institutional Partners | 132 MW U.S. Renewable Portfolio
Disclosure of detailed information about borrowings [line items]
Proceeds		$ 61					$ 89
Portion of ownership interest		67.00%
Wind and solar power capacity | MW		132					132	132
Brookfield Renewable And Institutional Partners | 132 MW U.S. Renewable Portfolio | Other disposals of assets
Disclosure of detailed information about borrowings [line items]
Proceeds					$ 31
Portion of ownership interest					33.00%
Wind and solar power capacity | MW					132
Brookfield Renewable And Institutional Partners | 403 MW U.S. Hydroelectric Portfolio
Disclosure of detailed information about borrowings [line items]
Hydroelectric power capacity | MW	403		403			403				403
Proceeds	$ 261		$ 230			$ 522
Portion of ownership interest	25.00%		25.00%			50.00%	25.00%	25.00%
Isagen S.A. E.S.P.
Disclosure of detailed information about borrowings [line items]
Reduction in net assets							$ 78	$ 286
Brookfield Asset Management
Disclosure of detailed information about borrowings [line items]
Deposit, maximum amount						$ 750				$ 750
Deposit maturity period										3 months
Period upon deposits liabilities are due at the Companies request | day						3				3
Deposit liabilities						$ 491				$ 491		376
Interest income on deposits						1			1	$ 1	$ 1
Brookfield Asset Management | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate										3.28%
Brookfield Asset Management | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate										3.89%
Brookfield Renewable
Disclosure of detailed information about borrowings [line items]
Deposit, maximum amount						750				$ 750
Deposit liabilities						0				$ 0		0
Interest rate										0.00%	0.00%
Interest income on deposits						1			0	$ 1	$ 0
Brookfield Wealth Solutions
Disclosure of detailed information about borrowings [line items]
Borrowings						458				$ 458		458
Brookfield Fund | 132 MW U.S. Renewable Portfolio
Disclosure of detailed information about borrowings [line items]
Proceeds						$ 20
Portion of ownership interest						33.00%
Wind and solar power capacity | MW						132				132
Brookfield Fund | Brookfield Renewable And Institutional Partners | 132 MW U.S. Renewable Portfolio
Disclosure of detailed information about borrowings [line items]
Proceeds						$ 31
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying value				$ 150
Term (years) | year				10
Borrowing, extension period				1 year
Medium Term Notes | Amended Series 8
Disclosure of detailed information about borrowings [line items]
Borrowings						400				$ 400
Proceeds from non-current borrowings										0
Outstanding other commitments made by entity, related party transactions						0				0		0
Interest expense						$ 0			$ 0	$ 0	$ 0
Borrowings, adjustment to interest rate basis						1.80%				1.80%
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Carrying value						$ 15,500				$ 15,500		$ 15,350
Term (years) | year						8				8		6
Borrowings						$ 15,420				$ 15,420		$ 15,264
Non-recourse borrowings						$ 14,136				$ 14,136		12,492
Non-recourse borrowings | Brookfield Wealth Solutions
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings												$ 0